CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 3)	12 Months Ended
Dec. 31, 2021 CAD ($)
Canadian Dollar ("CAD") Weakens
Statement [Line Items]
Foreign exchange rate	1.2678
Sensitivity foreign exchange rate	1.3945
Change in net income (loss)	$ 14,181
Canadian Dollar ("CAD") Strengthens
Statement [Line Items]
Foreign exchange rate	1.2678
Sensitivity foreign exchange rate	1.1410
Change in net income (loss)	$ (14,181)